[LETTERHEAD OF CLIFFORD CHANCE US LLP]

March 31, 2016

VIA EDGAR

Deborah D. Skeens

U.S. Securities & Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Aetos Capital Multi-Strategy Arbitrage Fund, LLC

(the “Fund”) (File Nos. 333-194890 and 811-21061)

Dear Ms. Skeens:

On behalf of the Fund, we transmit for filing under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (the “Investment Company Act”), a copy of Post-Effective Amendment No. 3 to the Fund’s Registration Statement on Form N-2 (the “Registration Statement”). For the purposes of the Investment Company Act, this filing is Post-Effective Amendment No. 9 to the Registration Statement.

If you have any questions concerning the foregoing, please call me at (212) 878-3066.

Best Regards,

/s/ Matthew A. Babinsky

Matthew A. Babinsky

cc: Leonard B. Mackey, Jr.
Clifford R. Cone